OTHER PROVISIONS (Details) - Schedule of composition of other provisions - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provision for contingencies (1)
Current liabilities	$ 5,206	$ 4,794	$ 2,783
Non-current liabilities	286,403	303,495	374,593
Total Liabilities	291,609	308,289	377,376	$ 425,137
Tax contingencies [Member]
Provision for contingencies (1)
Current liabilities	2,033	2,982
Non-current liabilities	164,190	197,038
Total Liabilities	166,223	200,020
Civil contingencies [Member]
Provision for contingencies (1)
Current liabilities	2,202	1,207
Non-current liabilities	66,605	59,834
Total Liabilities	68,807	61,041
Labor contingencies [Member]
Provision for contingencies (1)
Current liabilities	971	605
Non-current liabilities	26,505	23,244
Total Liabilities	27,476	23,849
Others [Member]
Provision for contingencies (1)
Current liabilities
Non-current liabilities	19,886	13,976
Total Liabilities	19,886	13,976
Provision for European Commission Investigation [Member]
Provision for contingencies (1)
Current liabilities
Non-current liabilities	9,217	9,403
Total Liabilities	$ 9,217	$ 9,403	$ 9,883	$ 8,664